SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019

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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

			 VARIABLE SEPARATE ACCOUNT
          	   Polaris Platinum III Variable Annuity

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	THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

			 FS VARIABLE SEPARATE ACCOUNT
          	   Polaris Platinum III Variable Annuity

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The following replaces the information under the heading POLARIS INCOME PLUS
FLEX, in the APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY table of the prospectus:


PROSPECTUS PROVISION        AVAILABILITY OR VARIATION                                           ISSUE STATE
-------------------------   ---------------------------------------------------------------     -----------
Polaris Income Plus Flex    Charge will be deducted pro-rata from Variable Portfolios only.     Connecticut
												Hawaii
												Missouri
												New York
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
                                                                                                Vermont
												Virginia
-------------------------   ----------------------------------------------------------------    -----------


Dated: June 24, 2019

             Please keep this Supplement with your Prospectus.